Summary of significant accounting policies	12 Months Ended
Mar. 31, 2015
Summary of significant accounting policies

2. Summary of significant accounting policies

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

b. Basis of presentation

These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation, unrecognized tax benefits and impairment assessment of goodwill.

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 8 and on concentrations of credit risk in Note 12.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Transfers between categories are recorded at fair value on the date of the transfer.

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis.

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income and are classified as performing. Loans are generally placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are generally placed on “non-accrual” status when interest or principal payments are one quarter past due or considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days past due for auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its unallocated allowance for retail loans based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

The Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the SPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to special purpose entities (SPEs), formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

m. Income tax

Income tax expense/benefit consists of the current tax expenses and the net change in the deferred tax asset or liability in the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance subject to management’s judgment to the amount that is more likely than not to be realised. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.

The Bank accounts for dividend distribution tax in equity in the year in which a dividend is declared.

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis using effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. Nominal loan application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (OCI).

p. Stock-based compensation

The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 22.

q. Debt issuance costs

Issuance costs of long-term debt are amortized over the tenure of the debt.

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 29.

s. Segment information

The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 26.

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically transfers these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

v. Goodwill and other intangibles

Goodwill is tested for impairment in accordance with FASB ASC 350-20 ‘Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

w. Recently adopted accounting standards

In July 2013, the FASB issued ASU No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”). As per the amendment, an unrecognized tax benefit should be presented as a reduction of a deferred tax asset for a net operating loss (NOL) or other tax credit carry forward when settlement in this manner is available under the tax law. The assessment of whether settlement is available under the tax law would not consider future events (e.g., upcoming expiration of related NOL carry forwards). This classification should not affect an entity’s analysis of the realization of its deferred tax assets. Gross presentation in the rollforward of unrecognized tax positions in the notes to the financial statements would still be required. ASU 2013-11 is effective for interim and annual periods beginning on or after December 15, 2013. The adoption of this guidance effective April 1, 2014 did not have a material impact on the Bank’s consolidated financial position or results of operations.

x. Recently issued accounting pronouncements not yet effective

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This update clarifies the principles for revenue recognition in transactions involving contracts with customers. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In June 2014, the FASB issued ASU No. 2014-11, “Transfers and Servicing (Topic 860)”. The amendments in this update change the current accounting outcome by requiring repurchase-to-maturity transactions to be accounted for as secured borrowings and for repurchase financing arrangement the amendments require separate accounting for a transfer of the financial asset executed contemporaneously with a repurchase agreement with same counterparty. The amendments also require new disclosures. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2014 and early adoption is not permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In August 2014, the FASB also issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU requires management to perform an assessment of going concern and provides specific guidance on when and how to assess or disclose going concern uncertainties. The new standard also defines terms used in the evaluation of going concern, such as “substantial doubt.” Following application, the Bank will be required to perform assessments at each annual and interim period, provide an assessment period of one year from the issuance date, and make disclosures in certain circumstances in which substantial doubt is identified. The amendment will be effective for the Bank for the first reporting period ending after December 15, 2016. Earlier application is permitted. The Bank does not expect this ASU to have an impact on its financial position, result of operations, or disclosures.

In January 2015, FASB issued ASU 2015-01 - Income Statement -Extraordinary and Unusual Items (Subtopic 225-20). The Update removes the concept of extraordinary items from GAAP and eliminates the requirement for extraordinary items to be separately presented in the statement of income. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2015 and early adoption is permitted. The Update will not have a material impact on the Bank’s consolidated financial statements.

In February 2015, FASB issued ASU 2015-02 - Consolidation (Topic 810). The Update primarily amends the criteria companies use to evaluate whether they should consolidate certain variable interest entities that have fee arrangements and the criteria used to determine whether partnerships and similar entities are variable interest entities. The Update also excludes certain money market funds from the consolidation guidance. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2015 and early adoption is permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In April 2015, FASB issued ASU 2015-03 - Interest - Imputation of Interest (Subtopic 835-30). The Update changes the balance sheet presentation for debt issuance costs. Under the new guidance, debt issuance costs should be reported as a deduction from debt liabilities rather than as a deferred charge classified as an asset. . The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2015 and early adoption is permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In May 2015, FASB issued ASU 2015-07 - Fair Value Measurement (Topic 820). The Update eliminates the disclosure requirement to categorize investments within the fair value hierarchy that are measured at fair value using net asset value as a practical expedient. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2015 and early adoption is permitted. The Update will not affect the Bank’s consolidated financial statements as it impacts only the fair value disclosure requirements for certain investments.

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2015 have been translated into U.S. dollars at U.S.$1.00 = Rs. 62.31 as published by the Federal Reserve Board of New York on March 31, 2015. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.